EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Employee benefits obligations	$ 222.2	$ 212.8
Funded
Disclosure of defined benefit plans [line items]
Employee benefits obligations	119.6	119.1
Present value of defined benefit obligation | Funded
Disclosure of defined benefit plans [line items]
Employee benefits obligations	761.5	649.2	$ 664.4
Present value of defined benefit obligation | Unfunded
Disclosure of defined benefit plans [line items]
Employee benefits obligations	102.6	93.7	91.9
Plan assets | Funded
Disclosure of defined benefit plans [line items]
Employee benefits obligations	$ (641.9)	$ (530.1)	$ (543.7)